UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number                        811-08673

Dreyfus Investment Portfolios
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2010

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Core Value Portfolio
March 31, 2010 (Unaudited)

Common Stocks--99.3%	Shares	Value ($)
Consumer Discretionary--11.4%
Best Buy	5,070	215,678
Carnival	10,180	395,798
Home Depot	20,440	661,234
Johnson Controls	12,050	397,530
News, Cl. A	28,630	412,558
Omnicom Group	13,880	538,683
Staples	6,640	155,310
Target	3,360	176,736
Time Warner	23,953	749,010
Toll Brothers	8,850 a	184,080
Walt Disney	5,130	179,088
		4,065,705
Consumer Staples--7.1%
Clorox	2,870	184,082
CVS Caremark	16,790	613,842
Kraft Foods, Cl. A	8,970	271,253
PepsiCo	13,240	875,958
Philip Morris International	6,460	336,954
Safeway	10,290	255,809
		2,537,898
Energy--17.3%
Anadarko Petroleum	2,550	185,716
Chevron	12,400	940,292
ConocoPhillips	13,200	675,444
EOG Resources	7,270	675,674
Exxon Mobil	9,044	605,767
Hess	6,790	424,715
Occidental Petroleum	20,100	1,699,254
Peabody Energy	5,130	234,441
Schlumberger	8,610	546,391

Valero Energy	8,950	176,315
		6,164,009
Exchange Traded Funds--.5%
iShares Russell 1000 Value Index
Fund	2,930	178,935
Financial--24.6%
ACE	3,150	164,745
Aflac	3,410	185,129
American Express	4,700	193,922
Ameriprise Financial	8,140	369,230
AON	6,190	264,375
Bank of America	66,420	1,185,597
Capital One Financial	2,750	113,877
Citigroup	100,240 a	405,972
Goldman Sachs Group	3,860	658,632
JPMorgan Chase & Co.	34,470	1,542,533
Marsh & McLennan	9,910	242,002
MetLife	13,420	581,623
Morgan Stanley	14,520	425,291
Prudential Financial	5,500	332,750
State Street	3,960	178,754
SunTrust Banks	7,820	209,498
Travelers	6,380	344,137
U.S. Bancorp	13,980	361,802
Wells Fargo & Co.	32,100	998,952
		8,758,821
Health Care--10.3%
AmerisourceBergen	6,170	178,436
Amgen	5,620 a	335,851
Covidien	7,627	383,485
Johnson & Johnson	2,680	174,736
McKesson	2,910	191,245
Merck & Co.	18,530	692,096
Pfizer	58,250	998,988
Thermo Fisher Scientific	3,550 a	182,612
UnitedHealth Group	5,070	165,637
Warner Chilcott, Cl. A	6,496 a	165,973

WellPoint	2,840 a	182,839
		3,651,898
Industrial--9.1%
Dover	5,770	269,748
Eaton	4,570	346,269
General Electric	67,660	1,231,412
Honeywell International	4,480	202,810
Raytheon	4,710	269,035
Republic Services	6,210	180,214
Tyco International	4,727	180,808
Union Pacific	7,860	576,138
		3,256,434
Information Technology--7.5%
AOL	6,733 a	170,210
Cisco Systems	22,100 a	575,263
EMC	10,260 a	185,090
Hewlett-Packard	10,130	538,410
Microsoft	22,780	666,771
QUALCOMM	4,250	178,458
Tyco Electronics	13,030	358,064
		2,672,266
Materials--3.5%
Air Products & Chemicals	2,190	161,950
CF Industries Holdings	1,840	167,771
Dow Chemical	11,500	340,055
Freeport-McMoRan Copper & Gold	4,120	344,185
International Paper	9,870	242,901
		1,256,862
Telecommunication Services--3.2%
AT & T	30,930	799,231
Vodafone Group, ADR	15,310 b	356,570
		1,155,801
Utilities--4.8%
Entergy	6,190	503,557
Exelon	4,120	180,497
FPL Group	5,260	254,216
PG & E	3,870	164,165

Questar	9,810	423,792
Southern	5,030	166,795
		1,693,022
Total Common Stocks
(cost $30,126,616)		35,391,651

Other Investment--.2%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $64,000)	64,000 [c]	64,000

Investment of Cash Collateral for
Securities Loaned--.2%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $78,019)	78,019 [c]	78,019

Total Investments (cost $30,268,635)	99.7%	35,533,670
Cash and Receivables (Net)	.3%	91,583
Net Assets	100.0%	35,625,253

ADR - American Depository Receipts

a	Non-income producing security.
b

Security, or portion thereof, on loan. At March 31, 2010, the total market value of the portfolio's security on loan is $76,508 and the total market value of the collateral held by the portfolio is $78,019.

c	Investment in affiliated money market mutual fund.

At March 31, 2010, the aggregate cost of investment securities for income tax purposes was $30,268,635.

Net unrealized appreciation on investments was $5,265,035 of which $6,181,581 related to appreciated investment securities and $916,546 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2010 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	34,856,146	-	-	34,856,146
Equity Securities - Foreign+	356,570	-	-	356,570
Mutual Funds/Exchange Traded Funds	320,954	-	-	320,954
+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended March 31, 2010.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Midcap Stock Portfolio
March 31, 2010 (Unaudited)

Common Stocks--99.4%	Shares	Value ($)
Consumer Discretionary--13.7%
Aaron's	26,700 a	890,178
Advance Auto Parts	48,500	2,033,120
Aeropostale	55,462 b	1,598,969
American Greetings, Cl. A	33,100	689,804
Blyth	8,300	259,375
Brinker International	64,350	1,240,668
Cheesecake Factory	84,200 a,b	2,278,452
Copart	9,700 b	345,320
Dollar Tree	30,100 b	1,782,522
Expedia	21,600	539,136
Fossil	39,300 b	1,483,182
ITT Educational Services	5,000 a,b	562,400
PetSmart	41,600	1,329,536
Regis	19,400	362,392
Rent-A-Center	24,100 b	569,965
Ross Stores	21,800 a	1,165,646
Ryder System	9,777	378,957
Scholastic	29,100 a	814,800
Signet Jewelers	20,500 b	662,970
Timberland, Cl. A	26,700 b	569,778
Warnaco Group	24,450 b	1,166,510
Wyndham Worldwide	44,000	1,132,120
		21,855,800
Consumer Staples--3.6%
Energizer Holdings	4,600 b	288,696
Hormel Foods	27,250	1,144,772
Lancaster Colony	33,600	1,981,056
Smithfield Foods	35,300 b	732,122
Tyson Foods, Cl. A	24,600	471,090
Universal	20,400 a	1,074,876

		5,692,612
Energy--5.8%
Atwood Oceanics	12,100 b	419,023
Bill Barrett	43,300 a,b	1,329,743
EXCO Resources	25,300	465,014
Helix Energy Solutions Group	52,100 b	678,863
Oceaneering International	18,900 b	1,199,961
Oil States International	10,700 b	485,138
Pioneer Natural Resources	16,700 a	940,544
SEACOR Holdings	6,400 b	516,224
Southern Union	60,100	1,524,737
Unit	40,500 b	1,712,340
		9,271,587
Financial--19.3%
Alexandria Real Estate Equities	16,800 a,c	1,135,680
American Financial Group	66,575	1,894,059
AmeriCredit	91,000 a,b	2,162,160
Ameriprise Financial	20,400	925,344
Annaly Capital Management	43,200 c	742,176
Corporate Office Properties Trust	18,200 a,c	730,366
Digital Realty Trust	13,800 a,c	747,960
Equity One	31,800 a,c	600,702
Federated Investors, Cl. B	15,900 a	419,442
Fifth Third Bancorp	46,200	627,858
First Horizon National	51,134 b	718,431
FirstMerit	65,106	1,404,336
HCC Insurance Holdings	52,450	1,447,620
Highwoods Properties	15,500	491,815
Hospitality Properties Trust	72,800 c	1,743,560
Hudson City Bancorp	92,900	1,315,464
Liberty Property Trust	18,200 c	617,708
Macerich	34,947 c	1,338,826
Mercury General	3,900	170,508
New York Community Bancorp	42,000	694,680
NewAlliance Bancshares	129,500	1,634,290
Old Republic International	42,200	535,096
Potlatch	38,500 a,c	1,349,040

Prosperity Bancshares	9,200	377,200
Regency Centers	19,000 a,c	711,930
Reinsurance Group of America	17,600	924,352
StanCorp Financial Group	41,300	1,967,119
SVB Financial Group	17,700 b	825,882
Weingarten Realty Investors	55,700 a,c	1,200,892
Westamerica Bancorporation	24,700 a	1,423,955
		30,878,451
Health Care--11.7%
Cephalon	5,600 b	379,568
Charles River Laboratories
International	26,800 b	1,053,508
Cooper	21,200	824,256
Endo Pharmaceuticals Holdings	60,600 b	1,435,614
Henry Schein	32,300 b	1,902,470
Humana	29,000 b	1,356,330
Kinetic Concepts	33,000 a,b	1,577,730
LifePoint Hospitals	29,900 a,b	1,099,722
Medicis Pharmaceutical, Cl. A	59,012	1,484,742
Omnicare	38,200	1,080,678
OSI Pharmaceuticals	13,800 b	821,790
Resmed	15,800 b	1,005,670
STERIS	43,500 a	1,464,210
Techne	33,900	2,159,091
Valeant Pharmaceuticals
International	16,800 a,b	720,888
Vertex Pharmaceuticals	7,600 b	310,612
		18,676,879
Industrial--14.1%
Brink's	27,009	762,464
Bucyrus International	21,500	1,418,785
Carlisle Cos.	53,300	2,030,730
Cintas	13,300	373,597
Con-way	32,300	1,134,376
Corrections Corp. of America	68,300 b	1,356,438
Donaldson	25,600	1,155,072
Dycom Industries	42,700 b	374,479

FTI Consulting	5,800 b	228,056
GATX	14,500 a	415,425
General Cable	14,400 a,b	388,800
Hubbell, Cl. B	37,450	1,888,603
Joy Global	22,000	1,245,200
KBR	24,100	534,056
Mine Safety Appliances	16,900	472,524
Oshkosh	72,200 b	2,912,548
Owens Corning	12,500 b	318,000
Pitney Bowes	17,700 a	432,765
Timken	78,500	2,355,785
Trinity Industries	32,500 a	648,700
URS	19,400 b	962,434
USG	16,000 a,b	274,560
Valmont Industries	10,700	886,281
		22,569,678
Information Technology--16.1%
Advent Software	34,200 a,b	1,530,450
Avnet	28,300 b	849,000
Broadridge Financial Solutions	58,800	1,257,144
CA	34,100	800,327
Cognizant Technology Solutions,
Cl. A	16,300 b	830,974
CommScope	47,000 b	1,316,940
Computer Sciences	27,400 b	1,493,026
Cypress Semiconductor	143,200 b	1,646,800
F5 Networks	26,500 b	1,630,015
FactSet Research Systems	16,000	1,173,920
Fairchild Semiconductor
International	111,400 b	1,186,410
Gartner	42,700 a,b	949,648
Harris	7,000	332,430
Ingram Micro, Cl. A	36,700 b	644,085
Intersil, Cl. A	53,700	792,612
Micron Technology	58,100 b	603,659
Plantronics	36,139	1,130,428
Seagate Technology	27,000 b	493,020

Sybase	32,600 b	1,519,812
Synopsys	76,900 b	1,720,253
Tech Data	60,300 b	2,526,570
Teradata	25,400 b	733,806
Xilinx	23,400	596,700
		25,758,029
Materials--7.2%
Cabot	27,600	839,040
Crown Holdings	29,000 b	781,840
Huntsman	62,200	749,510
International Paper	24,000	590,640
Lubrizol	14,400	1,320,768
Minerals Technologies	31,500	1,632,960
Reliance Steel & Aluminum	36,100	1,777,203
Temple-Inland	84,200	1,720,206
Valspar	14,600	430,408
Worthington Industries	97,000	1,677,130
		11,519,705
Telecommunication Services--.6%
Telephone & Data Systems	28,200	954,570
Utilities--7.2%
Atmos Energy	21,500	614,255
CMS Energy	25,700 a	397,322
Constellation Energy Group	34,200	1,200,762
DPL	98,600	2,680,934
Energen	22,400	1,042,272
IDACORP	19,800	685,476
MDU Resources Group	76,500	1,650,870
NSTAR	9,100	322,322
NV Energy	129,800	1,600,434
ONEOK	17,200	785,180
WGL Holdings	15,400	533,610
		11,513,437
Total Common Stocks
(cost $142,210,508)		158,690,748

Other Investment--1.0%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,516,000)	1,516,000 [d]	1,516,000
Investment of Cash Collateral for
Securities Loaned--12.7%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $20,259,878)	20,259,878 [d]	20,259,878
Total Investments (cost $163,986,386)	113.0%	180,466,626
Liabilities, Less Cash and Receivables	(13.0%)	(20,792,327)
Net Assets	100.0%	159,674,299

a

Security, or portion thereof, on loan. At March 31, 2010, the total market value of the portfolio's securities on loan is $20,171,883 and the total market value of the collateral held by the portfolio is $21,334,073, consisting of cash collateral of $20,259,878 and U.S. Government and agency securities valued at $1,074,195.

b	Non-income producing security.
c	Investment in real estate investment trust.
d	Investment in affiliated money market mutual fund.

At March 31, 2010, the aggregate cost of investment securities for income tax purposes was $$163,986,386. Net unrealized appreciation on investments was $16,480,240 of which $24,537,782 related to appreciated investment securities and $8,057,542 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2010 in valuing the fund's investments:

	Level 1 -Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	158,690,748	-	-	158,690,748
Mutual Funds	21,775,878	-	-	21,775,878
+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended March 31, 2010.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio
March 31, 2010 (Unaudited)

Common Stocks--99.6%	Shares	Value ($)
Consumer Discretionary--16.3%
American Public Education	5,699 a	265,573
Arbitron	7,432 b	198,137
Audiovox, Cl. A	7,773 a	60,474
Big 5 Sporting Goods	7,948	120,969
BJ's Restaurants	5,249 a,b	122,302
Blue Nile	3,876 a,b	213,258
Blyth	3,108	97,125
Brown Shoe	13,703	212,122
Brunswick	27,605 b	440,852
Buckle	7,268 b	267,172
Buffalo Wild Wings	5,015 a,b	241,272
Cabela's	14,190 a,b	248,183
California Pizza Kitchen	6,271 a	105,290
Callaway Golf	16,153 b	142,469
Capella Education	4,801 a,b	445,725
Carter's	19,437 a	586,026
Cato, Cl. A	11,439	245,252
CEC Entertainment	8,209 a	312,681
Children's Place Retail Stores	8,853 a	394,401
Christopher & Banks	9,082	72,656
CKE Restaurants	20,145	223,005
Coinstar	10,511 a,b	341,607
Crocs	29,954 a,b	262,697
Deckers Outdoor	4,381 a	604,578
DineEquity	4,361 a,b	172,390
Dress Barn	20,275 a	530,394
Drew Industries	6,698 a	147,490
E.W. Scripps, Cl. A	8,415 a	71,107
Ethan Allen Interiors	6,184 b	127,576
Finish Line, Cl. A	17,786	290,268
Fred's, Cl. A	13,496	161,682
Genesco	8,128 a,b	252,049
Group 1 Automotive	7,198 a,b	229,328

Gymboree	9,048 a	467,148
Haverty Furniture	7,116 b	116,133
Helen of Troy	11,227 a	292,576
Hibbett Sports	8,321 a,b	212,851
Hillenbrand	18,025	396,370
Hot Topic	15,168 a	98,592
HSN	12,795 a	376,685
Iconix Brand Group	20,077 a	308,383
Interval Leisure Group	9,693 a	141,130
Jack in the Box	18,376 a	432,755
JAKKS Pacific	11,946 a,b	155,895
Jo-Ann Stores	9,489 a,b	398,348
JOS. A. Bank Clothiers	5,610 a,b	306,586
K-Swiss, Cl. A	4,818 a,b	50,396
Kid Brands	3,996 a	34,565
La-Z-Boy	16,795 a,b	210,609
Landry's Restaurants	759 a,b	13,601
Lithia Motors, Cl. A	6,685 a,b	42,784
Live Nation	45,847 a	664,782
Liz Claiborne	26,116 a,b	194,042
Lumber Liquidators Holdings	3,312 a,b	88,331
M/I Homes	7,764 a	113,743
Maidenform Brands	5,963 a	130,292
Marcus	5,358	69,600
MarineMax	10,773 a	115,917
Men's Wearhouse	15,101 b	361,518
Meritage Homes	10,380 b	217,980
Midas	2,722 a	30,704
Monarch Casino & Resort	3,052 a	26,064
Monro Muffler Brake	7,459	266,734
Movado Group	2,345 b	26,452
National Presto Industries	1,194 b	141,979
Nautilus	11,524 a	34,802
NutriSystem	8,160 b	145,330
OfficeMax	25,057 a	411,436
Oxford Industries	5,377	109,314
P.F. Chang's China Bistro	8,283 a,b	365,529
Papa John's International	8,196 a	210,719
PEP Boys-Manny Moe & Jack	12,442	125,042
Perry Ellis International	3,423 a	77,531

PetMed Express	7,733 b	171,441
Pinnacle Entertainment	14,636 a,b	142,555
Polaris Industries	10,043	513,800
Pool	13,908 b	314,877
Pre-Paid Legal Services	2,855 b	108,062
Quiksilver	42,920 a	203,012
Red Robin Gourmet Burgers	4,953 a	121,051
Ruby Tuesday	19,422 a	205,291
Ruth's Hospitality Group	6,115 a,b	32,410
Shuffle Master	22,194 a	181,769
Skechers USA, Cl. A	11,055 a	401,518
Skyline	73 b	1,358
Sonic	17,744 a	196,071
Sonic Automotive, Cl. A	14,319 a,b	157,509
Spartan Motors	9,902	55,451
Stage Stores	13,323	205,041
Stamps.com	7,863 a	79,416
Standard Motor Products	9,172	90,986
Standard-Pacific	37,818 a	170,937
Steak N Shake	466 a,b	177,672
Stein Mart	9,700 a	87,591
Sturm Ruger & Co.	9,301 b	111,519
Superior Industries International	8,137 b	130,843
Texas Roadhouse	19,463 a,b	270,341
Tractor Supply	12,160 b	705,888
True Religion Apparel	8,809 a,b	267,441
Tuesday Morning	11,200 a	73,808
UniFirst	5,353	275,680
Universal Electronics	4,211 a	94,074
Universal Technical Institute	7,693 a,b	175,554
Volcom	4,837 a,b	94,418
Winnebago Industries	6,417 a,b	93,752
Wolverine World Wide	16,549	482,569
Zale	2,523 a	6,913
Zumiez	5,386 a,b	110,359
		22,700,335
Consumer Staples--3.6%
Alliance One International	26,272 a,b	133,724
Andersons	6,608 b	221,236
Boston Beer, Cl. A	3,995 a	208,779

Cal-Maine Foods	3,690 b	125,054
Calavo Growers	1,491 b	27,196
Casey's General Stores	17,345	544,633
Central Garden & Pet, Cl. A	24,172 a	221,416
Cracker Barrel Old Country Store	7,581	351,607
Darling International	27,257 a	244,223
Diamond Foods	6,414 b	269,645
Great Atlantic & Pacific Tea	7,063 a,b	54,173
Hain Celestial Group	10,679 a,b	185,281
J & J Snack Foods	5,384	234,042
Lance	8,515	196,952
Nash Finch	4,102	138,032
Peet's Coffee & Tea	3,155 a,b	125,096
RC2	9,513 a	142,410
Sanderson Farms	6,386 b	342,353
Spartan Stores	9,495	136,918
TreeHouse Foods	11,296 a,b	495,556
United Natural Foods	13,021 a,b	366,281
WD-40	6,205	203,710
		4,968,317
Energy--5.0%
Basic Energy Services	8,536 a,b	65,813
Bristow Group	11,391	429,782
CARBO Ceramics	5,411 b	337,322
Dril-Quip	8,894 a	541,111
Gulf Island Fabrication	4,495	97,766
Holly	12,410 b	346,363
Hornbeck Offshore Services	6,817 a	126,592
ION Geophysical	37,716 a,b	185,563
Lufkin Industries	4,584	362,824
Matrix Service	12,196 a	131,229
Oil States International	16,729 a	758,493
Penn Virginia	15,742	385,679
Petroleum Development	4,314 a	99,955
PetroQuest Energy	25,373 a,b	127,626
Pioneer Drilling	18,350 a	129,184
SEACOR Holdings	6,694 a	539,938
Seahawk Drilling	4,324 a	81,507
St. Mary Land & Exploration	18,690	650,599
Stone Energy	15,867 a	281,639

Superior Well Services	2,766 a,b	37,009
Swift Energy	12,538 a,b	385,418
Tetra Technologies	25,919 a	316,730
World Fuel Services	17,713 b	471,874
		6,890,016
Financial--17.8%
Acadia Realty Trust	11,602 c	207,212
American Physicians Capital	3,392	108,374
Amerisafe	3,431 a	56,165
Bank Mutual	9,090	59,085
Bank of the Ozarks	2,980 b	104,866
BioMed Realty Trust	31,889 c	527,444
Boston Private Financial Holdings	24,313	179,187
Brookline Bancorp	22,680	241,315
Cash America International	10,327	407,710
Cedar Shopping Centers	13,081 b	103,471
City Holding	5,877 b	201,522
Colonial Properties Trust	19,420 c	250,130
Columbia Banking System	10,181 b	206,776
Community Bank System	12,253 b	279,123
Delphi Financial Group, Cl. A	16,448	413,832
DiamondRock Hospitality	36,573 a	369,753
Dime Community Bancshares	8,432	106,496
East West Bancorp	31,646 b	551,273
EastGroup Properties	8,019 c	302,637
eHealth	7,191 a	113,258
Employers Holdings	11,744	174,398
Entertainment Properties Trust	12,733 c	523,708
Extra Space Storage	29,460 b,c	373,553
EZCORP, Cl. A	16,133 a	332,340
First BanCorp/Puerto Rico	23,353 b	56,281
First Cash Financial Services	9,003 a	194,195
First Commonwealth Financial	18,299 b	122,786
First Financial Bancorp	17,939	319,135
First Financial Bankshares	7,163 b	369,253
First Midwest Bancorp	20,672	280,106
Forestar Group	12,426 a	234,603
Franklin Street Properties	18,651 b	269,134
Glacier Bancorp	19,939 b	303,671
Hancock Holding	8,109 b	339,037

Hanmi Financial	18,634 a,b	44,722
Home Bancshares	6,079	160,729
Home Properties	10,290 b,c	481,572
Independent Bank/MA	6,873	169,488
Infinity Property & Casualty	4,065	184,714
Inland Real Estate	25,981 b,c	237,726
Investment Technology Group	15,981 a	266,723
Kilroy Realty	13,434 b,c	414,305
Kite Realty Group Trust	11,653 c	55,119
LaBranche & Co.	13,666 a	71,883
LaSalle Hotel Properties	20,889 c	486,714
Lexington Realty Trust	38,154 b,c	248,383
LTC Properties	9,009 c	243,784
Medical Properties Trust	26,588 b,c	278,642
Mid-America Apartment Communities	8,624 b	446,637
Nara Bancorp	10,321 a	90,412
National Financial Partners	14,122 a	199,120
National Penn Bancshares	34,438 b	237,622
National Retail Properties	28,115 b,c	641,865
Navigators Group	3,169 a	124,637
NBT Bankcorp	11,734	268,122
Old National Bancorp	24,375 b	291,281
optionsXpress Holdings	16,125	262,676
Parkway Properties	8,980 c	168,644
Pennsylvania Real Estate
Investment Trust	13,906 b,c	173,408
Pinnacle Financial Partners	8,992 a,b	135,869
Piper Jaffray	4,444 a	179,093
Portfolio Recovery Associates	4,635 a,b	254,322
Post Properties	13,838 c	304,713
Presidential Life	2,576	25,683
PrivateBancorp	17,755 b	243,243
ProAssurance	9,728 a	569,477
PS Business Parks	6,557 c	350,144
Rewards Network	4,487	60,126
RLI	5,606 b	319,654
S&T Bancorp	7,051 b	147,366
Safety Insurance Group	5,865	220,935
Selective Insurance Group	19,489	323,517
Signature Bank	14,075 a	521,479

Simmons First National, Cl. A	5,066	139,670
South Financial Group	86,542 b	59,826
Sovran Self Storage	8,865 c	309,034
Sterling Bancorp	6,200	62,310
Sterling Bancshares	24,061	134,260
Stewart Information Services	7,848 b	108,302
Stifel Financial	9,016 a	484,610
Susquehanna Bancshares	39,916	391,576
SWS Group	8,748	100,864
Tanger Factory Outlet Centers	13,391 b,c	577,956
Tompkins Financial	3,289 b	119,983
Tower Group	15,521	344,101
TradeStation Group	8,807 a	61,737
Trustco Bank	30,558 b	188,543
UMB Financial	10,038	407,543
Umpqua Holdings	34,088 b	452,007
United Bankshares	10,716 b	280,974
United Community Banks	31,697 a	139,784
United Fire & Casualty	5,041	90,688
Urstadt Biddle Properties, Cl. A	7,666	121,199
Whitney Holding	29,609 b	408,308
Wilshire Bancorp	9,075 b	100,097
Wintrust Financial	10,760	400,380
World Acceptance	5,902 a,b	212,944
Zenith National Insurance	11,030	422,670
		24,705,744
Health Care--13.9%
Abaxis	5,973 a,b	162,406
Air Methods	3,941 a,b	133,994
Align Technology	21,175 a	409,524
Almost Family	2,510 a	94,602
Amedisys	9,465 a,b	522,657
American Medical Systems Holdings	24,396 a	453,278
AMERIGROUP	15,853 a,b	526,954
AMN Healthcare Services	8,291 a	72,961
AmSurg	11,745 a	253,575
Analogic	4,542 b	194,080
ArQule	15,897 a,b	91,567
Bio-Reference Laboratories	2,835 a	124,655
Cambrex	10,303 a	41,727

Cantel Medical	5,360	106,396
Catalyst Health Solutions	11,586 a	479,429
Centene	16,062 a	386,130
Chemed	7,992 b	434,605
Computer Programs & Systems	2,110 b	82,459
CONMED	7,526 a	179,194
Cooper	15,456	600,929
CorVel	2,022 a	72,286
Cross Country Healthcare	9,719 a	98,259
CryoLife	8,412 a	54,426
Cubist Pharmaceuticals	19,786 a	445,976
Cyberonics	9,641 a	184,722
Dionex	5,303 a	396,558
Eclipsys	19,195 a	381,597
Emergent Biosolutions	4,061 a	68,184
Enzo Biochem	7,678 a,b	46,222
eResearch Technology	19,145 a	132,292
Genoptix	5,731 a,b	203,393
Gentiva Health Services	10,789 a	305,113
Greatbatch	8,988 a,b	190,456
Haemonetics	8,553 a	488,804
Hanger Orthopedic Group	8,898 a	161,766
Healthcare Realty Trust	20,744 b,c	483,128
HealthSpring	17,882 a	314,723
Healthways	9,973 a	160,266
HMS Holdings	7,377 a	376,153
ICU Medical	3,867 a,b	133,218
Integra LifeSciences Holdings	7,560 a,b	331,355
Invacare	11,836 b	314,127
Inventiv Health	11,535 a	259,076
IPC The Hospitalist	3,243 a	113,862
Kendle International	6,588 a	115,158
Kensey Nash	5,324 a	125,593
Landauer	2,899	189,073
LCA-Vision	4,390 a	36,525
LHC Group	4,064 a	136,266
Magellan Health Services	11,916 a	518,108
Martek Biosciences	10,821 a,b	243,581
MedCath	1,987 a	20,804
Mednax	15,224 a	885,885

Meridian Bioscience	11,232 b	228,796
Merit Medical Systems	7,923 a	120,826
Molina Healthcare	4,363 a	109,817
MWI Veterinary Supply	3,452 a	139,461
Natus Medical	8,245 a	131,178
Neogen	5,747 a,b	144,250
Odyssey HealthCare	11,379 a	206,074
Omnicell	10,328 a	144,902
Palomar Medical Technologies	3,355 a	36,435
Par Pharmaceutical Cos.	12,824	318,035
PAREXEL International	18,027 a,b	420,209
PharMerica	8,707 a	158,642
Phase Forward	13,125 a	171,544
PSS World Medical	19,328 a,b	454,401
Quality Systems	5,371 b	329,994
Regeneron Pharmaceuticals	18,880 a	500,131
RehabCare Group	6,612 a	180,309
Res-Care	7,417 a	88,930
Salix Pharmaceuticals	18,079 a	673,443
Savient Pharmaceuticals	21,053 a,b	304,216
SurModics	3,627 a,b	75,949
Symmetry Medical	10,811 a	108,542
Theragenics	34,909 a	57,949
ViroPharma	23,891 a,b	325,634
West Pharmaceutical Services	9,871 b	414,088
Zoll Medical	5,919 a	156,025
		19,337,857
Industrial--16.6%
A.O. Smith	8,020 b	421,611
AAON	5,873 b	132,847
AAR	13,521 a	335,591
ABM Industries	16,834 b	356,881
Actuant, Cl. A	21,154	413,561
Acuity Brands	13,214 b	557,763
Administaff	5,179	110,520
Aerovironment	3,176 a,b	82,925
Albany International, Cl. A	8,104	174,479
Allegiant Travel	5,234 a,b	302,839
American Science & Engineering	2,327	174,339
Apogee Enterprises	8,671	137,088

Applied Industrial Technologies	13,502	335,525
Applied Signal Technology	4,266	83,528
Arkansas Best	6,663 b	199,090
Astec Industries	4,963 a,b	143,728
ATC Technology	8,166 a	140,129
AZZ	5,154	174,463
Badger Meter	4,451 b	171,408
Baldor Electric	12,314 b	460,544
Barnes Group	14,915 b	290,097
Belden	16,348	448,916
Bowne & Co.	11,096	123,831
Brady, Cl. A	17,950	558,604
Briggs & Stratton	17,941	349,849
Cascade	3,216 b	103,587
CDI	1,531	22,444
Ceradyne	6,994 a	158,694
CIRCOR International	4,170	138,486
CLARCOR	15,476	533,767
Comfort Systems USA	12,773	159,535
Consolidated Graphics	4,505 a	186,552
Cubic	6,111	219,996
Curtiss-Wright	14,089 b	490,297
EMCOR Group	21,475 a	528,929
Encore Wire	4,061	84,469
EnPro Industries	6,614 a,b	192,335
ESCO Technologies	9,676	307,794
Esterline Technologies	8,827 a	436,319
Exponent	4,609 a	131,449
Forward Air	9,316	245,011
G & K Services, Cl. A	6,182	159,990
Gardner Denver	17,313	762,465
GenCorp	18,748 a,b	107,988
Geo Group	17,094 a	338,803
Gibraltar Industries	11,284 a	142,291
Griffon	17,210 a,b	214,437
Healthcare Services Group	11,891	266,239
Heartland Express	14,237 b	234,910
Heidrick & Struggles International	3,923	109,962
Hub Group, Cl. A	11,677 a	326,722
II-VI	7,180 a	242,971

Insituform Technologies, Cl. A	14,016 a	372,966
Interface, Cl. A	15,293	177,093
John Bean Technologies	6,655	116,729
Kaman	6,488	162,265
Kaydon	9,614	361,486
Kelly Services, Cl. A	5,875 a	97,878
Knight Transportation	18,415 b	388,372
Lawson Products	223	3,450
Lindsay	4,750 b	196,697
Lydall	5,375 a	42,194
Magnetek	8,478 a	14,243
Mobile Mini	9,156 a,b	141,826
Moog, Cl. A	13,365 a	473,388
Mueller Industries	10,413	278,964
NCI Building Systems	5,928 a	65,445
Old Dominion Freight Line	8,004 a	267,254
On Assignment	13,600 a	96,968
Orbital Sciences	20,395 a	387,709
Powell Industries	4,061 a,b	132,104
Quanex Building Products	11,759	194,376
Robbins & Myers	10,027	238,843
School Specialty	5,719 a	129,878
SFN Group	19,129 a	153,223
Simpson Manufacturing	10,793	299,614
SkyWest	19,378	276,718
Standard Register	4,091	21,887
Standex International	5,231	134,803
Stanley	4,600 a	130,134
Sykes Enterprises	14,150 a	323,186
Teledyne Technologies	10,588 a	436,967
Tetra Tech	21,404 a	493,148
Toro	11,313 b	556,260
Tredegar	9,299	158,827
Triumph Group	4,669 b	327,250
TrueBlue	11,473 a	177,831
United Stationers	8,314 a	489,279
Universal Forest Products	5,691	219,217
Viad	4,640	95,352
Vicor	4,559 a	62,960
Volt Information Sciences	2,995 a	30,579

Watsco	9,523 b	541,668
Watts Water Technologies, Cl. A	10,636 b	330,354
		23,125,983
Information Technology--18.0%
Actel	8,853 a	122,614
Adaptec	51,337 a	167,872
Advanced Energy Industries	12,930 a	214,121
Agilysys	10,115	112,985
Anixter International	10,035 a	470,140
Arris Group	43,212 a	518,976
ATMI	7,844 a	151,468
Avid Technology	6,196 a,b	85,381
Bel Fuse, Cl. B	5,338	107,561
Benchmark Electronics	20,346 a	421,976
Black Box	4,645	142,880
Blackbaud	13,632	343,390
Blue Coat Systems	12,744 a,b	395,574
Brightpoint	27,886 a	209,982
Brooks Automation	25,126 a	221,611
Cabot Microelectronics	8,591 a,b	324,998
CACI International, Cl. A	10,436 a,b	509,799
Checkpoint Systems	12,680 a	280,482
CIBER	25,362 a	94,854
Cognex	10,499	194,127
Cohu	7,648	105,313
Commvault Systems	12,929 a	276,034
Compellent Technologies	5,457 a,b	95,770
comScore	5,909 a	98,621
Comtech Telecommunications	10,078 a	322,395
Concur Technologies	12,723 a,b	521,770
CSG Systems International	13,291 a	278,579
CTS	10,982	103,450
CyberSource	21,245 a,b	374,762
Cymer	8,889 a	331,560
Cypress Semiconductor	52,711 a	606,176
Daktronics	6,569 b	50,056
DealerTrack Holdings	10,451 a	178,503
Digi International	7,305 a	77,725
Diodes	9,502 a	212,845
DSP Group	11,912 a	99,227

DTS	4,337 a,b	147,631
Ebix	8,272 a,b	132,104
Electro Scientific Industries	6,168 a	79,012
EMS Technologies	5,279 a	87,631
Epicor Software	13,130 a	125,523
EPIQ Systems	13,837 a,b	171,994
Exar	8,459 a	59,636
FARO Technologies	4,240 a	109,180
FEI	11,457 a	262,480
Forrester Research	3,828 a	115,108
Gerber Scientific	8,219 a	51,040
Harmonic	27,126 a	171,165
Heartland Payment Systems	9,732	181,015
Hittite Microwave	5,896 a	259,247
Hutchinson Technology	8,788 a	54,837
Infospace	10,772 a	119,031
Insight Enterprises	15,181 a	217,999
Integral Systems	6,203 a	59,735
Interactive Intelligence	3,969 a	74,181
Intermec	14,158 a	200,760
Intevac	6,340 a	87,619
j2 Global Communications	14,622 a,b	342,155
JDA Software Group	12,862 a	357,821
Keithley Instruments	6,538	43,151
Knot	5,478 a	42,838
Kopin	16,826 a	62,256
Kulicke & Soffa Industries	24,041 a	174,297
Littelfuse	6,632 a	252,082
LoJack	4,908 a,b	20,270
Manhattan Associates	7,712 a	196,502
MAXIMUS	6,199	377,705
Mercury Computer Systems	7,010 a	96,177
Methode Electronics	12,527	124,017
Micrel	9,776	104,212
Microsemi	28,736 a	498,282
MKS Instruments	17,838 a	349,446
MTS Systems	3,812	110,662
NCI, Cl. A	1,428 a	43,168
NETGEAR	11,685 a	304,978
NetScout Systems	10,402 a	153,846

Network Equipment Technologies	8,704 a	47,959
Neutral Tandem	10,537 a,b	168,381
Newport	14,790 a	184,875
Novatel Wireless	12,263 a,b	82,530
Park Electrochemical	5,603	161,030
PC-Tel	6,043 a	37,346
Perficient	9,634 a	108,575
Pericom Semiconductor	9,256 a	99,132
Phoenix Technologies	16,209 a,b	52,193
Plexus	11,604 a	418,092
Progress Software	13,769 a	432,760
Radiant Systems	9,807 a	139,946
Radisys	12,015	107,654
Rogers	4,021 a	116,649
Rudolph Technologies	14,645 a	125,508
ScanSource	7,113 a	204,712
Sigma Designs	12,060 a,b	141,464
Skyworks Solutions	53,580 a,b	835,848
Smith Micro Software	10,498 a	92,802
Sonic Solutions	8,393 a,b	78,642
Standard Microsystems	5,634 a	131,160
StarTek	4,056 a	28,189
Stratasys	6,187 a	150,839
Supertex	2,517 a,b	64,410
Symmetricom	19,200 a	111,936
Synaptics	11,587 a,b	319,917
SYNNEX	7,463 a,b	220,606
Take-Two Interactive Software	27,167 a	267,595
Taleo, Cl. A	10,805 a	279,958
Technitrol	16,872 b	89,084
Tekelec	20,835 a	378,364
TeleTech Holdings	12,646 a	215,994
Tessera Technologies	18,013 a	365,304
THQ	23,628 a	165,632
Tollgrade Communications	4,672 a	29,387
Triquint Semiconductor	52,351 a	366,457
TTM Technologies	13,864 a	123,112
Tyler Technologies	9,881 a,b	185,170
Ultratech	4,531 a	61,622
United Online	32,579	243,691

Varian Semiconductor Equipment
Associates	24,872 a	823,761
Veeco Instruments	12,322 a,b	536,007
ViaSat	10,868 a,b	376,141
Websense	13,701 a	311,972
Wright Express	10,775 a	324,543
		25,051,319
Materials--4.5%
A.M. Castle & Co.	2,600 a	34,008
AMCOL International	9,532 b	259,270
American Vanguard	3,497 b	28,501
Arch Chemicals	7,574	260,470
Balchem	8,566	211,152
Brush Engineered Materials	5,592 a	126,211
Buckeye Technologies	12,152 a	158,948
Calgon Carbon	19,815 a,b	339,233
Century Aluminum	17,784 a	244,708
Clearwater Paper	3,244 a	159,767
Deltic Timber	2,477 b	109,112
Eagle Materials	12,397	329,016
H.B. Fuller	14,056	326,240
Headwaters	15,075 a	69,194
Myers Industries	8,673	90,893
Neenah Paper	7,080	112,147
NewMarket	3,663	377,252
Olympic Steel	2,995	97,787
OM Group	9,341 a	316,473
Penford	2,124 a	21,771
PolyOne	32,267 a	330,414
Quaker Chemical	3,884	105,295
Rock-Tenn, Cl. A	13,123	598,015
RTI International Metals	8,167 a	247,705
Schulman (A.)	9,527	233,126
Schweitzer-Mauduit International	5,843	277,893
Stepan	3,208	179,295
Texas Industries	7,608 b	259,965
Wausau Paper	20,363 a	173,900
Zep	6,296	137,756
		6,215,517
Telecommunication Services--.5%

Cbeyond	5,584 a	76,389
Dycom Industries	11,126 a	97,575
General Communication, Cl. A	7,212 a	41,613
Iowa Telecommunications Services	8,017	133,884
NTELOS Holdings	11,198	199,212
USA Mobility	9,214 a	116,741
		665,414
Utilities--3.4%
Allete	8,342	279,290
American States Water	6,798	235,891
Avista	19,478	403,389
Central Vermont Public Service	5,474	110,411
CH Energy Group	4,571	186,680
El Paso Electric	14,980	308,588
Laclede Group	8,055	271,615
New Jersey Resources	12,034	451,997
Northwest Natural Gas	8,174 b	380,908
Piedmont Natural Gas	24,122 b	665,285
South Jersey Industries	8,546	358,847
Southwest Gas	15,717	470,253
UIL Holdings	9,874	271,535
UniSource Energy	10,172	319,808
		4,714,497
Total Common Stocks
(cost $115,652,595)		138,374,999
	Principal
Short-Term Investments--.1%	Amount ($)	Value ($)
U.S. Treasury Bills
0.15%, 6/10/10
(cost $84,975)	85,000 [d]	84,978
Investment of Cash Collateral for
Securities Loaned--23.1%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $32,141,270)	32,141,270 [e]	32,141,270

Total Investments (cost $147,878,840)	122.8%	170,601,247
Liabilities, Less Cash and Receivables	(22.8%)	(31,637,827)
Net Assets	100.0%	138,963,420

a	Non-income producing security.
b

Security, or portion thereof, on loan. At March 31, 2010, the total market value of the portfolio's securities on loan is $31,033,582 and the total market value of the collateral held by the portfolio is $32,141,270.

c	Investment in real estate investment trust.
d	Held by a broker as collateral for open financial futures positions.
e	Investment in affiliated money market mutual fund.

At March 31, 2010, the aggregate cost of investment securities for income tax purposes was $147,878,840. Net unrealized appreciation on investments was $22,722,407 of which $32,769,602 related to appreciated investment securities and $10,047,195 related to depreciated investment securities.

STATEMENT OF FINANCIAL FUTURES
March 31, 2010 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 3/31/2010 ($)
Financial Futures Long
Russell 2000 E-mini	10	677,100	June 2010	(7,219)

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2010 in valuing the fund's investments:

			Level 3 -
	Level 1 -		Significant
	Unadjusted Level 2 - Other Significant		Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	138,318,718	-	-	138,318,718
Equity Securities - Foreign+	56,281			56,281
U.S. Treasury	-	84,978	-	84,978
Mutual Funds	32,141,270	-	-	32,141,270
Liabilities ($)
Other Financial Instruments:++
Futures	(7,219)	-	-	(7,219)
+ See Statement of Investments for industry classification.
++ Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity risk, as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Technology Growth Portfolio
March 31, 2010 (Unaudited)

Common Stocks--93.8%	Shares	Value ($)
Consumer Discretionary--2.0%
Amazon.com	27,780 a	3,770,579
Exchange Traded Funds--1.0%
Powershares QQQ	39,370 b	1,896,059
Information Technology--88.9%
Akamai Technologies	196,110 a,b	6,159,815
Amphenol, Cl. A	86,105	3,632,770
Apple	36,331 a	8,535,242
BMC Software	124,350 a	4,725,300
Broadcom, Cl. A	151,615	5,030,586
Cavium Networks	110,549 a	2,748,248
Cisco Systems	266,440 a	6,935,433
Cognizant Technology Solutions,
Cl. A	72,405 a	3,691,207
Computer Sciences	69,260 a	3,773,977
Dolby Laboratories, Cl. A	87,880 a	5,155,920
Electronic Arts	194,962 a	3,637,991
EMC	287,510 a	5,186,680
Equinix	33,090 a	3,220,981
Google, Cl. A	15,500 a	8,788,655
Hewlett-Packard	140,585	7,472,093
Informatica	146,450 a	3,933,647
Lam Research	150,190 a	5,605,091
Lexmark International, Cl. A	75,600 a	2,727,648
Microsoft	297,085	8,695,678
Motorola	528,080 a	3,707,122
NetApp	119,520 a	3,891,571
NVIDIA	289,730 a	5,035,507
Oracle	287,433	7,384,154
Paychex	125,320 b	3,847,324
QUALCOMM	213,140	8,949,749

Quest Software	207,610 a	3,693,382
Research In Motion	111,450 a,b	8,241,727
Salesforce.com	58,920 a	4,386,594
Sybase	97,900 a,b	4,564,098
Teradata	134,210 a	3,877,327
Trimble Navigation	134,930 a	3,875,190
VMware, Cl. A	72,190 a	3,847,727
		164,958,434
Telecommunication Services--1.9%
AT & T	136,710	3,532,586
Total Common Stocks
(cost $148,393,864)		174,157,658

Other Investment--4.1%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $7,582,718)	7,582,718 [c]	7,582,718
Investment of Cash Collateral for
Securities Loaned--4.7%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $8,821,810)	8,821,810 [c]	8,821,810
Total Investments (cost $164,798,392)	102.6%	190,562,186
Liabilities, Less Cash and Receivables	(2.6%)	(4,908,597)
Net Assets	100.0%	185,653,589

a	Non-income producing security.
b

Security, or portion thereof, on loan. At March 31, 2010, the total market value of the portfolio's securities on loan is $15,679,684 and the total market value of the collateral held by the portfolio is $16,230,240, consisting of cash collateral of $8,821,810 and U.S. Government and agency securities valued at $7,408,430.

c	Investment in affiliated money market mutual fund.

At March 31, 2010, the aggregate cost of investment securities for income tax purposes was $164,798,392. Net unrealized appreciation on investments was $25,763,794 of which $27,162,648 related to appreciated investment securities and $1,398,854 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2010 in valuing the fund's investments:

	Level 1 -Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	165,915,931	-	-	165,915,931
Equity Securities - Foreign+	8,241,727	-	-	8,241,727
Mutual Funds	16,404,528	-	-	16,404,528
+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended March 31, 2010.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Portfolios

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	May 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	May 24, 2010

By:	/s/ James Windels
James Windels
Treasurer

Date:	May 24, 2010

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)